SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Liquidity and Going Concern (FY) (Details) - USD ($)	6 Months Ended		12 Months Ended		35 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Liquidity and Going Concern [Abstract]
Cash from operations	$ (30,754,300)	$ (7,370,900)	$ (9,733,500)	$ (24,201,500)	$ 37,732,000
Proceeds from issuance of convertible promissory notes	$ 47,455,000	$ 0	3,500,000	$ 15,360,000	40,460,000
Net cash proceeds from business combination			273,017,500		273,017,500
Cash [Member]
Liquidity and Going Concern [Abstract]
Net cash proceeds from business combination			233,017,500		233,017,500
Restricted Cash [Member]
Liquidity and Going Concern [Abstract]
Net cash proceeds from business combination			$ 40,000,000		$ 40,000,000